UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

FOR REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-576

Northeast Investors Trust

(Exact name of registrant as specified in charter)

125 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (a)

June 30, 2018 (unaudited)

Asset Backed Securities - 0.65%
Name of Issuer	Principal	Value
Airline Lease - 0.65%
Aircraft Fin Trust, 2.5533% (1 month LIBOR + 0.48%), 5/15/24	$17,183,084	$1,718,308
Total Asset Backed Securities — (cost -$7,474,641)		$1,718,308

Convertible Bonds - 4.20%

Name of Issuer	Principal	Value
Energy/Natural Resources — 4.20%
Comstock Resources, Inc. PIK, 7.75%, 4/01/19	$11,268,522	$11,105,162
Total Convertible Bonds — (cost -$11,274,620)		$11,105,162

Corporate Bonds & Notes - 80.63%

Name of Issuer	Principal	Value
Cable and Satellite - 4.17%
CSC Holding LLC, 10.125%, 1/15/23 (d)	$10,000,000	$11,025,000

Coal - 0.27%
Westmoreland Coal Co., 8.75%, 01/01/22 (d)	3,000,000	705,000

Consumer Discretionary - 2.33%
Corporate Risk Holding, 9.5%, 7/01/2019 (d)	5,899,000	6,164,455

Consumer Finance - 7.78%
Credit Acceptance Corp., 6.125%, 2/15/21	10,130,000	10,167,988
First Data Corp., 7%, 12/01/23 (d)	10,000,000	10,415,800

		20,583,788

Drug Stores - 0.77%
Rite Aid Corp., 6.125%, 4/01/23 (d)	2,000,000	2,028,000

Electrical Components & Equipment - 1.86%
Advanced Lighting Technologies PIK, FRN 19.31%, 6/01/19 (d) (e)	5,297,589	4,911,176

Energy/Natural Resources — 4.23%
American Eagle Energy Corp., 11%, 9/01/19 (b) (d)	15,500,000	174,375
Comstock Resources, Inc., 10%, 3/15/20	3,000,000	3,135,000
RAAM Global Energy Co., 12.5%, 10/01/15 (b) (c)	23,000,000	531,300
Talos Production LLC, 11%, 4/03/22 (d)	422,980	443,072
W & T Offshore, Inc., 8.5%, 6/15/19	7,000,000	6,912,500

		11,196,247

Hardware — 3.19%
NCR Corp., 4.625%, 2/15/21	8,498,000	8,434,265

Homebuilders — 8.74%
Brookfield Residential Properties, Inc., 6.125%, 7/01/22 (d)	7,211,000	7,238,041
Taylor Morrison Communities, Inc., 5.25%, 4/15/21 (d)	5,422,000	5,422,000
Tousa, Inc., 9%, 7/01/10 (b) (c)	14,111,000	141,110
Tousa, Inc., 8.25%, 4/1/11 (b) (c)	12,250,000	122,500
William Lyons Homes, Inc., 7%, 8/15/22	10,000,000	10,187,500

		23,111,151

Industrial Servicing / Manufacturing — 5.39%
Clean Harbors, Inc., 5.125%, 6/01/21	4,010,000	4,025,038
XPO Logistics, Inc., 6.5%, 6/15/22 (d)	10,000,000	10,225,000

		14,250,038

Metals & Mining - 4.46%
American Gilsonite Co., PIK 17%, 12/31/21 (d)	6,437,419	7,209,909
International Wire Group, Inc., 10.75%, 8/01/21 (d)	4,880,000	4,587,200

		11,797,109

Miscellaneous Manufacturing — 9.19%
Enpro Industries, Inc., 5.875%, 9/15/22	9,626,000	9,818,520
Gibraltar Industries, Inc., 6.25%, 2/01/21	14,401,000	14,473,005

		24,291,525

Oil & Gas Drilling - 7.16%
Parker Drilling Co., 7.5%, 8/01/20	7,250,000	6,053,750
Tidewater, Inc., 8%, 8/01/22	12,500,000	12,875,000

		18,928,750

Paper/Forest Products — 4.03%
Cenveo Corp., 6%, 8/01/19 (d)	2,250,000	810,000
Cenveo Corp., 8.5%, 9/15/22 (d)	25,000,000	375,000
Neenah, Inc., 5.25%, 5/15/21 (d)	9,474,000	9,474,000

		10,659,000

Pipeline - 3.96%
Targa Resources Partners, 4.125%, 11/15/19	10,479,000	10,479,000

Power Generation - 2.80%
Vistra Energy Corp., 8%, 1/15/25 (d)	6,905,000	7,414,244

Telecom Equipment — 0.27%
Nortel Networks LTD, 10.75%, 7/15/16 (b) (c)	23,850,000	715,500

Tobacco — 5.96%
Alliance One International, Inc., 8.5%, 4/15/21 (d)	10,620,000	10,938,600
Vector Group LTD, 6.125%, 2/02/25 (d)	5,000,000	4,831,250

		15,769,850

Wireless Telecom Service — 4.07%
Frontier Communications Corp., 8.125%, 10/01/18	10,700,000	10,753,500
Total Corporate Bonds & Notes — (cost -$281,378,419)		$213,217,598

GDP-Linked Bonds - 0.75%

Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, FRN (based on the performance of Argentina’s GDP), 12/15/35 (b)	$34,386,574	$1,977,228

Total GDP-Linked Bonds — (cost—$1,423,421)		$1,977,228

Common and Preferred Stock - 17.24%

Name of issuer	Number of Shares	Value
Diversified Chemicals - 1.70%
Ingevity Corp. (b)	604	$48,840
NL Industries, Inc. (b)	510,200	4,438,740

		4,487,580

Electrical Components & Equipment - 0.00%
Advanced Lighting Technologies PFD (b) (e)	104,947	—

Electrical Utility - 1.10%
Homer City Holdings, LLC (b) (f)	221,338	2,915,021

Energy / Natural Resources — 3.14%
Energy XXI Gulf Coast, Inc. (b)	792,051	7,001,731
SilverBow Resources, Inc. (b)	5,058	146,075
Talos Energy, Inc. (b)	35,718	1,147,619

		8,295,425

Food Processing - 3.92%
Viskase Cos., Inc. (b)	3,052,635	10,378,959

Metals & Mining - 6.41%
American Gilsonite (b) (f)	15,980	8,888,875
American Zinc Recycling, LLC (b) (f)	14,659	8,062,450
Ormet Corp. (b)	372,638	335

		16,951,660

Oil & Gas Drilling - 0.04%
Key Energy Services, Inc. (b)	6,453	104,797

Oil & Gas Drilling - 0.08%
Westrock Co. (b)	3,626	206,755

Retail Food Chain - 0.81%
Romacorp, Inc. (b) (e) (f)	82,220	2,137,720

Transportation - 0.04%
Getlink SA	7,439	100,828

Total Common and Preferred Stock — (cost—$68,842,047)		$45,578,745

Warrants - 0.04%

Name of issuer	Number of Shares	Value
Energy XXI Gulf Coast, Inc., DTD 1/10/17 @ $43.66 expiration 12/30/21 (b)	22,515	$225
Jack Cooper Enterprises, Inc., DTD 12/30/17 @ $0.01 expiration 12/30/27 (b)	16,500	115,500

Total Warrants — (cost—$1,086,060)		$115,725

Total Investments — 103.51% (cost—$371,479,208)		$273,712,766

Net Other Assets and Liabilities - (3.51%)		$(9,284,934)

Net Assets - 100%		$264,427,832

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings.
(b)	Non-income producing security.
(c)	Security is in principal default.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $104,392,122 which represents 39.48% of total net assets. These securities are generally deemed liquid.

(e)

Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of June 30, 2018 was $7,048,896 which represents 2.67% of total net assets.

(f)

All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of June 30, 2018 was $22,004,066 which represents 8.32% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/13/2014	$5,273,400
American Zinc Recycling, LLC	7/19/2012 - 9/30/2016	$8,474,521
Homer City Holdings, LLC	4/6/2017	$588,216
Romacorp, Inc.	11/15/2006	$4,118,756

PIK	Payment in Kind
FRN	Floating Rate Note - rates reflected are as of June 30, 2018
PFD	Preferred Security

The accompanying notes are an integral part of the financial statements.

Investment Valuation

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

The following table summarized the Trust’s investment as of June 30, 2018, based on the inputs used to value them.

				Total as of
	Level 1	Level 2	Level 3	6/30/2018
Corporate Bonds & Notes	$—	$208,306,422	$4,911,176	$213,217,598
Common and PFD Stock	$13,094,892	$30,346,133	$2,137,720	$45,578,745
Convertible Bonds	$—	$11,105,162	$—	$11,105,162
Asset Backed Security	$—	$1,718,308	$—	$1,718,308
Foreign Bonds	$—	$1,977,228	$—	$1,977,228
Warrants	$225	$115,500	$—	$115,725

	$13,095,117	$253,568,753	$7,048,896	$273,712,766

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation.The Trust recognizes transfers between the levels at the end of each period. For the nine month period ended June 30, 2018, there was one transfer from Level 3 to Level 2 due to increased observable inputs. There were no other tranfers recognized during the period.

At June 30, 2018, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds & Notes	Common and PFD Stock	Warrants	Totals
Beginning Balance @ 9/30/17	$4,658,786	$2,055,500	$285,688	$6,999,974

Purchases	$845,464	$—	$—	$845,464

Sales	$(317,959)	$—	$—	$(317,959)

Realized Gain(Loss)	$317,959	$—	$—	$317,959

Net Change in Unrealized Appreciation/(Deprecitation)	$(593,074)	$82,220	$(170,188)	$(681,042)

Transfers into Level 3	$—	$—	$—	$—

Transfers out of Level 3	$—	$—	$(115,500)	$(115,500)

Ending Balance @ 6/30/2018	$4,911,176	$2,137,720	$—	$7,048,896

Change in Unrealized Gain / (Loss) for Positions Still Held at June 30, 2018
Corporate Bonds & Notes	$(275,115)
Common & PFD Stock	$82,220
Warrants	$—

Totals	$(192,895)

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of June 30, 2018:

Investment Type	Fair Value	Technique	Valuation Inputs	Significant Unobservable Range	Increase in Input (1)
Corporate Bonds & Notes
Electrical Components & Equipment	$4,911,176	Recent Transaction Price (2)	N/A	N/A	N/A

Common & PFD Stock
Retail Food Chains	$2,137,720	Market Comparable (3)	Revenue Multiple	0.32 - 1.16X	Increase

			Private Co. Discount	10%	Decrease

	$7,048,896

(1)

This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)

Certain securities are values based on recent transactions (generally within six months of valuation date). In some cases, the fair value may be based on a pending transaction expected to occur after the valuation date.

(3)	Earnings multiples are based on comparable public companies.

Other Information

Income Tax Information

At June 30, 2018 the cost of investment securities for income tax purposes was $371,776,603. Net unrealized depreciation aggregated ($98,063,837) of which $11,771,385 related to appreciated investment securities and ($109,835,222) related to depreciated investment securities.

For additional information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad
President
(principal executive officer)

Date: August 29, 2018

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett
Treasurer
(principal financial officer)

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad
President
(principal executive officer)

Date: August 29, 2018

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett
Treasurer
(principal financial officer)

Date: August 29, 2018